OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2024
Investments, All Other Investments [Abstract]
OTHER NON-CURRENT ASSETS

5. OTHER NON-CURRENT ASSETS

Other non-current assets consist of prepayments for property and equipment with a balance of US$1,146,010 as of December 31, 2024. In November 2024, the Company entered into a manufacturing equipment purchase agreement in a total amount of US$2,000,000 with a third party and prepaid an amount of US$1,000,020, and the equipment will be delivered in June 2025.